Deutsche Investment Management Americas Inc.
                                   Two International Place
                                   Boston, MA 02110


                                   February 28, 2007


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: DWS High Yield Tax Free Fund and DWS Managed Municipal Bond Fund (the "Funds"), each series of DWS Municipal Trust (the "Trust") (Reg. Nos. 2-57139, 811-2671)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 60 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2007.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                   Very truly yours,


                                   /s/Thomas H. Connors
                                   Thomas Connors, Esq.
                                   Director
                                   Deutsche Investment Management Americas Inc.




jdc/tc


cc:      Thomas R. Hiller, Esq., Ropes & Gray LLP